Income Taxes - Summary Of Reconciliation Of The U.S. Federal Statutory Income Tax Rate To The Company's Effective Income Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax benefit at U.S. federal statutory rate					21.00%	21.00%
State income taxes, net of federal benefit					5.90%	5.40%
Federal and state research and development tax credits					4.40%	14.00%
Nondeductible/nontaxable permanent items					(0.70%)	(2.70%)
Other					(1.70%)	0.20%
Change in valuation allowance					(28.90%)	(37.90%)
Effective tax rate	(0.30%)	0.00%	(0.30%)	0.00%	0.00%	0.00%